Other non-current financial liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Other non-current financial liabilities
(20)	Other non-current financial liabilities
As of the reporting date,
non-current
financial and
non-financial
liabilities comprise the following components:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Other non-current financial liabilities	1.5	2.6
Fair value of derivatives – liabilities	0.0	1.2
Other	1.5	1.4
Please refer to section (22) for further information on derivative financial instruments.